INVESTMENTS (Details Narrative)	3 Months Ended		9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 CAD ($) shares
Publicly Listed Company [member]
Disclosure of detailed information about investment property [line items]
Number of common shares holds | shares			1,428,571	1,428,571
Common shares holding value | $				$ 500,000
Private Company [member]
Disclosure of detailed information about investment property [line items]
Number of common shares holds | shares			50,000	50,000
Common shares holding value | $			$ 100,000
Recognized and impairment on investment	$ 100,000	$ 134,910